OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Schedule of other non-current liabilities
Other non-current liabilities consist of the following as of December 31:

(in thousands)	2021	2020

Operating lease liabilities	$5,029	$12,281
Income tax liabilities	14,156	12,414
Deferred revenue	—	504
Other non-current liabilities	81	40

Total	$19,266	$25,239